February 26, 2024

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Fixed Income Series, Inc. (“Registrant”)
consisting of the following series:
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Limited-Term Bond Portfolio—II
File Nos.: 033-52749/811-07153

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 46 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects certain fee changes and other non-material changes.

The SAI is the same one used for all T. Rowe Price Variable Insurance Product funds. Certain changes have been made in the text of the SAI to reflect the addition of the fee updates.

The filing is scheduled to go effective on May 1, 2024.

If you have any questions about this filing, please give me a call at 443-547-4719 or email me at sara.pak@troweprice.com.

Sincerely,

/s/Sara Pak
Sara Pak
Managing Legal Counsel and Vice President, T. Rowe Price Associates, Inc.